FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our assets and liabilities measured at fair value on a recurring basis consisted of the following as of January 31, 2025 and 2024:

	January 31, 2025
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$2,522	$—
Total assets	$—	$2,522	$—
Liabilities:
Foreign currency forward contracts	$—	$262	$—
Total liabilities	$—	$262	$—

	January 31, 2024
	Fair Value Hierarchy Category
(in thousands)	Level 1		Level 2	Level 3
Assets:
Foreign currency forward contracts	$—		$1,792	$—
Consideration Asset or Liability in Business Divestitures	$—		$—	4,954
Total assets	$—	$—	$1,792	$4,954
Liabilities:
Foreign currency forward contracts	$—		$223	$—
Total liabilities	$—		$223	$—

Fair Value Measurements

Foreign Currency Forward Contracts - The estimated fair value of foreign currency forward contracts is based on quotes received from the counterparties thereto. These quotes are reviewed for reasonableness by discounting the future estimated cash flows under the contracts, considering the terms and maturities of the contracts and market foreign currency exchange rates using readily observable market prices for similar contracts.

Contingent Consideration Asset or Liability—Business Combinations and Divestitures - The fair value of the contingent consideration related to business combinations and divestitures is estimated using a probability-adjusted discounted cash flow model. These fair value measurements are based on significant inputs not observable in the market. The key internally developed assumptions used in these models are discount rates and the probabilities assigned to the milestones to be achieved. We remeasure the fair value of the contingent consideration at each reporting period, and any changes in fair value resulting from either the passage of time or events occurring after the acquisition date, such as changes in discount rates, or in the expectations of achieving the performance targets, are recorded within selling, general, and administrative expenses. Increases or decreases in discount rates would have inverse impacts on the related fair value measurements, while favorable or unfavorable changes in expectations of achieving performance targets would result in corresponding increases or decreases in the related fair value measurements. During the year ended January 31, 2024 we recorded $5 million of contingent working capital adjustments receivable on the consolidated balance sheet under “Prepaid expenses and other current assets” resulting from the divestiture of our SIS divestiture, the contingent consideration was settled during the year ended January 31, 2025, See Note 7, “Divestiture.”

Other Financial Instruments
The carrying amounts of accounts receivable, short-term investments, contract assets, accounts payable, and accrued expenses and other current liabilities approximate fair value due to their short maturities.

Assets and Liabilities Not Measured at Fair Value on a Recurring Basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, we also measure certain assets and liabilities at fair value on a nonrecurring basis. Our non-financial assets, including goodwill, intangible assets, operating lease ROU assets, and property and equipment, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset’s fair value. These assets are recorded at fair value only when an impairment charge is recognized. Further details regarding our regular impairment reviews appear in Note 2, “Summary of Significant Accounting Policies”.
The carrying amount of our noncontrolling investments in privately-held companies without readily determinable fair values was $6.4 million and $7.2 million, on January 31, 2025 and 2024, respectively. These investments are included within other assets on the consolidated balance sheets. An unrealized gain of $1.7 million, which adjusted the carrying value of a noncontrolling investment, was recorded in other (expense) income, net on the consolidated statements of operations for the year ended January 31, 2023. We did not recognize any impairments during the years ended January 31, 2025 and 2024.